Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted Cash Current	¥ 4,050	$ 587	¥ 55,670
Restricted By Government Department For Certain Investigation [Member]
Restricted Cash Current	4,050		55,670
Restricted cash	¥ 0		¥ 52,910